Long-term Investments, Net - Additional Information (Details) ¥ in Thousands, $ in Thousands	1 Months Ended				12 Months Ended
	May 31, 2023 CNY (¥)	Aug. 31, 2022 CNY (¥)	Feb. 28, 2022 CNY (¥)	Jan. 31, 2022 CNY (¥)	Feb. 28, 2025 CNY (¥)	Feb. 28, 2025 USD ($)	Feb. 29, 2024 CNY (¥)	Dec. 31, 2021 CNY (¥)
Huangshan Xingyue Research Travel Education Co., Ltd. ("Huangshan")
Schedule Of Equity Method Investments [Line Items]
Consideration transferred in cash				¥ 500
Equity investment ownership percentage				15.00%
Impairment charge							¥ 500
Nanjing Chengwei Venture Capital Partnership (Limited Partnership) ("Chengwei")
Schedule Of Equity Method Investments [Line Items]
Consideration transferred in cash	¥ 9,000	¥ 13,500	¥ 9,000					¥ 4,500
Equity investment ownership percentage					4.01%	4.01%
Committed capital investment					¥ 9,000	$ 1,236